Consolidated Statements of Comprehensive Loss ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Net revenues	$ 105,011	¥ 745,557	¥ 1,083,045	¥ 4,339,603
Cost of revenues	(58,532)	(415,568)	(548,043)	(1,068,340)
Cost of revenues-related parties	(49)	(345)	(14,564)	(103,286)
Gross profit	46,430	329,644	520,438	3,167,977
Operating expenses:
Research and development expenses	(15,013)	(106,592)	(184,604)	(551,612)
Sales and marketing expenses	(26,551)	(188,511)	(552,771)	(3,467,933)
Sales and marketing expenses-related parties	(27)	(189)	(7,945)	(15,840)
General and administrative expenses	(7,868)	(55,853)	(155,445)	(431,913)
Total operating expenses	(49,459)	(351,145)	(900,765)	(4,467,298)
Other operating income	2,762	19,607	61,829	106,098
Loss from operations	(267)	(1,894)	(318,498)	(1,193,223)
Interest income	17	118	1,370	3,174
Interest expense	(26,169)	(185,794)	(468,612)	(35,477)
Foreign exchange related gains (loss), net	(14)	(102)	(903)	(1)
Investment loss including impairment	380	2,700	(45,877)	(36,041)
Other income/(expenses), net	(333)	(2,367)	(81,879)	27,637
Loss before income taxes	(26,386)	(187,339)	(914,399)	(1,233,931)
Income tax benefit/(expense)	285	2,026	1,048	(3,050)
Equity in loss of affiliate companies			(1,416)	(3,195)
Net loss	(26,101)	(185,300)	(914,767)	(1,240,176)
Net loss attributable to non-controlling interests				559
Net loss attributable to Qutoutiao Inc.	(26,101)	(185,313)	(914,767)	(1,239,617)
Accretion to redemption value of convertible redeemable preferred shares of a subsidiary	(20,278)	(143,976)	(124,677)	(108,896)
Net loss attributable to Qutoutiao Inc.' s ordinary shareholders	(46,379)	(329,289)	(1,039,444)	(1,348,513)
Net loss	(26,101)	(185,300)	(914,767)	(1,240,176)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	(7,700)	(54,668)	(231,844)	44,690
Total comprehensive loss	(33,801)	(239,981)	(1,146,611)	(1,195,486)
Comprehensive loss attributable to non-controlling interests				559
Comprehensive loss attributable to Qutoutiao Inc.	$ (33,801)	¥ (239,981)	¥ (1,146,611)	¥ (1,194,927)
Net loss per share attributable to Qutoutiao Inc.’s ordinary shareholders
Net loss per share, basic | (per share)	$ (0.61)	¥ (4.3)	¥ (13.56)	¥ (17.80)
Net loss per share, diluted | (per share)	$ (0.61)	¥ (4.3)	¥ (13.56)	¥ (17.80)
Weighted average number of ordinary shares , basic	76,631,037	76,631,037	76,629,816	75,767,532
Weighted average number of ordinary shares , diluted	76,631,037	76,631,037	76,629,816	75,767,532
Advertising and Marketing [Member]
Net revenues	$ 80,220	¥ 569,552	¥ 836,926	¥ 4,050,120
Advertising and Marketing Revenue - Related Parties [Member]
Net revenues	3	17	2,451	40,263
Other Revenue Member]
Net revenues	$ 24,788	¥ 175,988	¥ 243,668	¥ 249,220